Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2023
Variable interest entities
Schedule of variable interest entities

	December 31,
($ in thousands)	2023	2022
Total assets	1,865,344	1,259,892
Total liabilities	(4,716)	(5,210)

	Years ended December 31,
($ in thousands)	2023	2022	2021
Total revenue:	470,216	73,480	26,158

Cash flows:
Proceeds	150,775	92,080	139,825
(Funding)	(304,348)	(291,046)	(224,893)

Cash balance at period end	24,613	32,966	40,547

	December 31,
($ in thousands)	2023	2022
On-balance sheet exposure	22,426	16,724
Off-balance sheet exposure - undrawn commitments	2,768	3,791
Maximum exposure to loss	25,194	20,515